Note 23 - Employee Benefits	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
23.	EMPLOYEE BENEFITS

The Company sponsors pension plans to defined benefit to employees in Brazil and subsidiaries located in the Dominican Republic, Barbados, Panama, Uruguay, Bolivia, Argentina and Canada based on employees' salaries and length of service. The entities are governed by local regulations and practices of each individual country as well as the relationship with the Company’s pension funds and their composition.

Ambev provides post-employment benefits, including pension benefits and medical and dental care. Post-employment benefits are classified as either defined contribution or defined benefit plans.

The defined benefit plans and the other post-employment benefits are not
granted to new retirees.

Defined contribution plans

These plans are funded by the participants and the sponsor, and are managed by administered pension funds. During
2018,
the Company contributed
R$32.2
(
R$18.9
and
R$25.3
during
2017
and
2016,
respectively) to these funds, which were recorded as an expense. Once the contributions have been paid, the Company has no
further payment obligations.

Defined benefit plans

At
December 31, 2018
the net liability for defined benefit plans consists of the following:

	2018	2017	2016
Present value of funded obligations	(5,161.0)	(5,027.7)	(4,592.1)
Fair value of plan assets	4,059.6	4,006.2	3,845.2
Present value of net funded obligations	(1,101.4)	(1,021.5)	(746.9)
Present value of unfunded obligations	(790.9)	(757.4)	(741.3)
Present value of net obligations	(1,892.3)	(1,778.9)	(1,488.2)
Asset ceiling	(298.3)	(368.4)	(532.2)
Net liability	(2,190.6)	(2,147.3)	(2,020.4)
Other long term employee benefits	(88.7)	(105.0)	(83.8)
Total employee benefits	(2,279.3)	(2,252.3)	(2,104.2)
Employee benefits amount in the balance sheet:
Liabilities	(2,343.6)	(2,310.7)	(2,137.7)
Assets	64.3	58.4	33.5
Net liabilities	(2,279.3)	(2,252.3)	(2,104.2)

The changes in the present value of the defined benefit obligations were as follows:

	2018	2017	2016
Defined benefit obligation at January 1 st	(5,785.1)	(5,333.4)	(5,403.0)
Acquisitions through exchange transaction of shareholdings	3.5	–	(67.3)
Service cost	(42.5)	(38.2)	(43.1)
Interest cost	(335.7)	(321.5)	(320.5)
Gains and (losses) on settlements or reductions in benefits	7.0	3.9	2.2
Contributions by plan participants	(4.4)	(4.1)	(5.2)
Actuarial gains and (losses) - geographical assumptions	9.9	77.3	(20.1)
Actuarial gains and (losses) - financial assumptions	(13.1)	(140.3)	(321.1)
Experience adjustment	106.4	(115.7)	(182.8)
Reclassifications	–	(7.5)	11.1
Effect of exchange rate fluctuations	(321.0)	(306.5)	599.6
Benefits paid	423.1	400.9	416.8
Defined benefit obligation at December, 31	(5,951.9)	(5,785.1)	(5,333.4)

The present value of funded obligations include
R$677.9
(
R$762.0
in
2017
and
R$683.4
in
2016
) of
two
health care plans for which the benefits are provided directly by Fundação Zerrenner. Fundação Zerrenner is a legally distinct entity whose main goal is to provide the Company’s current and retired employees and managers with health care and dental assistance, technical and superior education courses, maintaining facilities for assisting and helping elderly people, among other things, through direct initiatives or through financial assistance agreements with other entities.

The changes in the fair value of plan assets are as follows:

	2018	2017	2016
Fair value of plan assets at January 1 st	4,006.2	3,845.2	3,781.4
Interest Income	267.8	273.3	274.7
Administrative costs	(3.8)	(3.4)	(3.7)
Expected Return excluding interest income	(168.8)	(64.8)	269.8
Acquisition through business combination	–	–	73.5
Contributions by employer	213.3	183.2	175.9
Contributions by plan participants	4.7	4.5	5.6
Exchange differences	170.6	166.8	(315.3)
Curtailments, settlements and others	(8.0)	–	–
Benefits paid excluding costs of administration	(422.4)	(398.6)	(416.7)
Fair value of plan assets at December, 31	4,059.6	4,006.2	3,845.2

The real return on plan assets generated in
2018
was a gain of
R$99.0
(gain of
R$208.5
in
2017
).

At
December 31, 2018,
the Company recorded
R$64.3
(
R$58.4
at
December 31, 2017)
up to the asset ceiling
not
exceeding the present value of future benefits.

The changes in the asset ceiling
not
exceeding the present value of future benefits are as follow:

	2018	2017	2016
Asset ceiling impact at January 1 st	58.4	33.5	8.6
Acquisitions through exchange transaction of shareholdings	(4.9)	–	10.4
Interest income/(expenses)	4.2	2.8	1.3
Change in asset ceiling excluding amounts included in interest income/(expenses)	(0.6)	8.8	15.8
Effect of exchange rate fluctuations	7.2	0.9	(2.6)
Others	–	12.4	–
Asset ceiling impact at December 31	64.3	58.4	33.5

The income/(expense) recognized in the income statement with regard to defined benefit plans is detailed as follows:

	2018	2017	2016
Current service costs	(42.5)	(38.2)	(43.1)
Administrative costs	(3.8)	(3.4)	(3.7)
(Gains) losses on settlements and curtailments	7.3	4.2	0.7
Income from operations	(39.0)	(37.4)	(46.1)
Financial cost	(103.0)	(101.3)	(105.6)
Total expense for employee benefits	(142.0)	(138.7)	(151.7)

The employee benefit revenue/(expenses) are included in the following line items in the income statement:

	2018	2017	2016
Cost of sales	(19.2)	(22.3)	(24.5)
Sales and marketing expenses	(8.8)	(5.0)	(9.5)
Administrative expense	(11.0)	(10.1)	(10.2)
Financial expenses	(103.0)	(101.3)	(105.6)
Exceptional items	–	–	(1.9)
	(142.0)	(138.7)	(151.7)

The assumptions used in the calculation of the obligations are as follows:

		2018(i)			2017(i)			2016(i)
Discount rate	3.9%	to	9.6%	3.6%	to	10.6%	3.9%	to	10.5%
Inflation	2.0%	to	4.0%	2.0%	to	5.0%	2.0%	to	5.2%
Future salary increases	1.0%	to	7.1%	1.0%	to	8.7%	1.0%	to	8.5%
Future pension increases	2.0%	to	4.0%	2.0%	to	4.3%	2.0%	to	4.5%
Medical cost trend rate	4.5%	to	7.9% p.a. reducing to 7.9%	4.5%	to	7.9% p.a. reducing to 7.9%	3.8%	to	8.2% p.a. reducing to 8.2%
Dental claims trend rate		4.0%			4.3%			4.5%

Life expectation for an over 65 years old male	83	to	87	83	to	87	80	to	86
Life expectation for an over 65 years old female	85	to	89	86	to	89	83	to	89

(i) Includes assumptions in Latin America – North, Latin America – South and Canada.

Through its defined benefit pension plans and post-employment medical plans, the Company is exposed to a number of risks, the most significant are detailed below:

Asset volatility

The plans liabilities are calculated using a discount rate set with reference to high quality corporate yields; if plan assets underperform this yield, the Company’s net defined benefit obligation may
increase. Most of the Company’s funded plans hold a significant proportion of equities, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term. As the plans mature, the Company usually reduces the level of investment risk by investing more in assets that better match the liabilities.

Changes in bond yields

A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.

Inflation risk

Some of the Company’s pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or loosely correlated with inflation, meaning that an increase in inflation could potentially increase the Company’s net benefit obligation.

Life expectancy

The majority of the plans’ obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plans’ liabilities.

Investment strategy

In case of funded plans, the Company ensures that the investment positions are managed within an asset-liability matching (ALM) framework that has been developed to achieve long-term investments that are in line with the obligations under the pension schemes. Within this framework, the Company’s ALM objective is to match assets to the pension obligations by investing in long-term fixed interest securities with maturities that match the benefit payments as they fall due and in the appropriate currency.

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

		2018		2017		2016
In million of Brazilian Reais	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(113.8)	98.0	(119.7)	102.3	(104.7)	90.2
Discount rate	50 bases points	295.8	(314.4)	289.7	(309.2)	292.6	(311.5)
Future salary increase	50 bases points	(24.2)	23.0	(12.9)	12.3	(16.6)	15.3
Longevity	One year	(177.8)	174.0	(180.6)	176.5	(175.9)	172.9

The data presented in these tables are purely hypothetical and are based on changes in individual assumptions holding all other assumptions constant: economic conditions and changes therein always affect the other assumptions at the same time and its effects are not
linear. Therefore, the above information is
not
necessarily a reasonable representation of future results.

The plans assets at
December 31, 2018,
2017
and
2016
consist of the following:

	2018			2017			2016
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	50%	–	50%	50%	–	50%	41%	–	41%
Corporate bonds	7%	–	7%	7%	–	7%	13%	–	13%
Equity instruments	14%	–	14%	14%	–	14%	18%	–	18%
Cash	–	–	–	–	–	–	1%	–	1%
Others	29%	–	29%	29%	–	29%	27%	–	27%

The overall expected rate of return is calculated by weighting the individual rates in accordance with the anticipated share in the total investment portfolio.

Ambev expects to contribute approximately
R$255.8
to its defined benefit plans in
2019.